Financial Risks - Summary of Maturity Analysis - Insurance and Reinsurance Contracts - Expected Release of Risk Adjustment (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	€ 3,201	€ 3,047
Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	474	535
Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,660	2,760
Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	97	112
Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(30)	(361)
Not later than 1 year [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	84	79
Not later than 1 year [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	35	31
Not later than 1 year [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	41	53
Not later than 1 year [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	10	10
Not later than 1 year [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(2)	(15)
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	76	74
Later than one year and not later than two years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	31	30
Later than one year and not later than two years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	37	48
Later than one year and not later than two years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	9	9
Later than one year and not later than two years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(2)	(13)
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	70	67
Later than two years and not later than three years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	27	27
Later than two years and not later than three years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	38	45
Later than two years and not later than three years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	7	7
Later than two years and not later than three years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(2)	(12)
Later than three years and not later than four years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	72	68
Later than three years and not later than four years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	27	27
Later than three years and not later than four years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	40	44
Later than three years and not later than four years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	7	8
Later than three years and not later than four years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(2)	(11)
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	72	68
Later than four years and not later than five years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	26	26
Later than four years and not later than five years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	41	45
Later than four years and not later than five years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	7	8
Later than four years and not later than five years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(2)	(11)
Later than 5 years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,827	2,691
Later than 5 years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	328	395
Later than 5 years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,464	2,525
Later than 5 years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	57	71
Later than 5 years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	€ (22)	€ (299)